Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Subordinate voting shares	Proportionate voting shares	Share capital	Contributed surplus	Translation Adjustment	Digital currency revaluation reserve	Deficit	Total
Balance at Dec. 31, 2019			$ 20				$ (274,733)	$ (274,713)
Balance (in Shares) at Dec. 31, 2019	2,176,805
Issuance of Old Digihost shares for transfer of lease and property and equipment and intangibles			5,480,000					5,480,000
Cancellation of founder shares			(20)					(20)
Shares issued pursuant to reverse takeover transaction			2,957,458					2,957,458
Shares issued pursuant to reverse takeover transaction (in Shares)	9,940,000
Private placement			4,044,431	20,000				4,064,431
Private placement (in Shares)	1,864,162
Share exchange for proportionate voting shares
Share exchange for proportionate voting shares (in Shares)	(666,666)	3,333
Shares issued as payment for accounts payable			59,149					59,149
Shares issued as payment for accounts payable (in Shares)	43,537
Share based compensation				1,247,551				1,247,551
Transaction with owners			12,541,038	1,267,551			(274,733)	13,533,856
Transaction with owners (in Shares)	13,357,838	3,333
Foreign currency translation adjustment					118,162			118,162
Revaluation of digital currencies, net of tax						1,982,501		1,982,501
Net income for the year							(5,190,713)	(5,190,713)
Total comprehensive loss for the year					118,162	1,982,501	(5,190,713)	(3,090,050)
Balance at Dec. 31, 2020			12,541,038	1,267,551	118,162	1,982,501	(5,465,446)	$ 10,443,806
Balance (in Shares) at Dec. 31, 2020	13,357,838	3,333						36,858
Private placement			21,175,816					$ 21,175,816
Private placement (in Shares)	11,555,674
Cost of issue - cash			(1,729,158)					(1,729,158)
Cost of issue - broker warrants			(963,548)	2,827,528				1,863,980
Shares issued as payment for accounts payable			345,055					345,055
Shares issued as payment for accounts payable (in Shares)	82,803
Shares cancelled			(319,040)				(281,825)	(600,865)
Shares cancelled (in Shares)	(164,533)
Shares issued as commission
Shares issued as commission (in Shares)	49,383
Shares issued for exercise of stock options			372,932	(181,953)				190,979
Shares issued for exercise of stock options (in Shares)	75,000
Share based compensation				7,804,271				7,804,271
Excess tax benefit on exercised stock options				56,702				56,702
Excess tax benefit on outstanding stock options				70,482				70,482
Transaction with owners			31,423,095	11,844,581	118,162	1,982,501	(5,747,271)	39,621,068
Transaction with owners (in Shares)	24,956,165	3,333
Foreign currency translation adjustment					48,906			48,906
Revaluation of digital currencies, net of tax						1,724,123		1,724,123
Net income for the year							(3,132,693)	(3,132,693)
Total comprehensive loss for the year					48,906	1,724,123	(3,132,693)	(1,359,664)
Balance at Dec. 31, 2021			31,423,095	11,844,581	167,068	3,706,624	(8,879,964)	$ 38,261,404
Balance (in Shares) at Dec. 31, 2021	24,956,165	3,333						9,098,514
Private placement			15,255,979					$ 15,255,979
Private placement (in Shares)	2,729,748
Cost of issue - cash			(547,307)					(547,307)
Cost of issue - broker warrants			(270,978)	535,009				264,031
Warrant liabilities			(7,007,643)					(7,007,643)
Shares repurchased			(194,260)				(61,265)	(255,525)
Shares repurchased (in Shares)	(165,200)
Shares issued for cash			2,469					2,469
Shares issued for cash (in Shares)	2,100
Shares issued for exercise of pre-funded warrants			927,463					927,463
Shares issued for exercise of pre-funded warrants (in Shares)	300,000
Share based compensation				3,296,238				3,296,238
Shares issued to settle payable			13,816					13,816
Shares issued to settle payable (in Shares)	19,391
Transaction with owners			39,602,634	15,675,828	167,068	3,706,624	(8,941,229)	50,210,925
Transaction with owners (in Shares)	27,842,204	3,333
Foreign currency translation adjustment					(3,658,651)			(3,658,651)
Revaluation of digital currencies, net of tax						(3,706,624)		(3,706,624)
Net income for the year							4,329,342	4,329,342
Total comprehensive loss for the year					(3,658,651)	(3,706,624)	4,329,342	(3,035,933)
Balance at Dec. 31, 2022			$ 39,602,634	$ 15,675,828	$ (3,491,583)		$ (4,611,887)	$ 47,174,992
Balance (in Shares) at Dec. 31, 2022	27,842,204	3,333						9,098,514